Fees and Expenses - Macquarie Ultrashort Fund	Mar. 31, 2025
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management fees	0.30%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.28%
Total annual fund operating expenses	0.58%
Fee waivers and expense reimbursements	(0.18%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.40%

[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.40% of the Fund’s average daily net assets from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.